Financial Instruments and Financial Risk Management - Narrative (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) CAD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
Financial Instruments and Financial Risk Management
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 0		$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0		0
Transfers into Level 3 of fair value hierarchy, assets	0		0
Transfers out of Level 3 of fair value hierarchy, assets	0		0
Working capital	24,657,000		$ 28,919,000
Conversion rate		0.7364	0.7310	0.7384	0.7547	0.7545
Change in comprehensive loss	$ 249,000	$ 252,000
USD
Financial Instruments and Financial Risk Management
Conversion rate	1.3521
Reasonably possible change in Canadian dollar relative to US dollar	10.00%
Change in comprehensive loss	$ 431,000	$ 588,000